VistaShares Target 15 Berkshire Select Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)
COMMON STOCKS - 99.5%	Shares	Value
Banking - 4.6%
Bank of America Corp.	651,852	$34,848,008

Consumer Staple Products - 12.0%
Coca-Cola Co.	477,805	37,631,922
Constellation Brands, Inc. - Class A	138,596	21,701,362
Kraft Heinz Co.	1,361,164	30,843,976
		90,177,260

Financial Services - 20.9%
American Express Co.	193,515	62,515,021
Capital One Financial Corp.	70,308	13,449,920
Mastercard, Inc. - Class A	39,818	20,025,268
Moody’s Corp.	72,416	33,445,330
Visa, Inc. - Class A	81,200	26,783,008
		156,218,547

Health Care - 7.0%
DaVita, Inc.(a)	217,039	33,671,430
UnitedHealth Group, Inc.	49,724	18,421,748
		52,093,178

Insurance - 13.2%
Berkshire Hathaway, Inc. - Class B(a)	142,152	67,323,187
Chubb Ltd.	96,586	31,583,622
		98,906,809

Media - 13.2%
Alphabet, Inc. - Class A	103,315	39,755,612
Sirius XM Holdings, Inc.	1,199,112	32,304,077
VeriSign, Inc.	99,405	26,706,148
		98,765,837

Oil & Gas - 10.5%
Chevron Corp.	179,620	34,722,342
Occidental Petroleum Corp.	721,216	43,691,265
		78,413,607

Retail & Wholesale - Discretionary - 4.0%
Amazon.com, Inc.(a)	114,154	30,257,659

Retail & Wholesale - Staples - 4.1%
Kroger Co.	450,565	30,669,960

Tech Hardware & Semiconductors - 10.0%
Apple, Inc.	275,060	$74,637,531

TOTAL COMMON STOCKS (Cost $680,493,193)		744,988,396

PURCHASED OPTIONS - 1.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 1.1%
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $360.00	39,365,040	1,023	2,549,827
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $357.50	1,346,800	35	97,912
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $270.00	29,792,744	1,124	87,110
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $257.50	450,602	17	13,940
American Express Co., Expiration: 5/1/2026; Exercise Price: $322.50	62,510,175	1,935	523,417
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $282.50	74,621,250	2,750	418,000
Bank of America Corp., Expiration: 5/1/2026; Exercise Price: $55.00	34,845,228	6,518	3,259
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $487.50	710,400	15	180
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $480.00	66,588,160	1,406	52,022
Capital One Financial Corp., Expiration: 5/1/2026; Exercise Price: $197.50	153,040	8	80
Capital One Financial Corp., Expiration: 5/8/2026; Exercise Price: $207.50	13,295,350	695	50,387
Chevron Corp., Expiration: 5/1/2026; Exercise Price: $197.50	367,289	19	2,337
Chevron Corp., Expiration: 5/1/2026; Exercise Price: $192.50	34,351,187	1,777	559,755
Chubb Ltd., Expiration: 5/15/2026; Exercise Price: $355.00	31,555,500	965	77,200
Coca-Cola Co., Expiration: 5/1/2026; Exercise Price: $79.00	37,229,852	4,727	115,812
Coca-Cola Co., Expiration: 5/8/2026; Exercise Price: $80.00	401,676	51	1,938
Constellation Brands, Inc., Expiration: 5/8/2026; Exercise Price: $165.00	21,686,330	1,385	58,862
DaVita, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	33,665,380	2,170	878,850
Kraft Heinz Co., Expiration: 5/1/2026; Exercise Price: $23.00	30,842,526	13,611	47,639
Kroger Co., Expiration: 5/1/2026; Exercise Price: $71.00	30,345,606	4,458	160,488
Kroger Co., Expiration: 5/1/2026; Exercise Price: $69.00	319,929	47	964
Mastercard, Inc., Expiration: 5/1/2026; Exercise Price: $522.50	201,168	4	100
Mastercard, Inc., Expiration: 5/1/2026; Exercise Price: $515.00	19,815,048	394	18,715
Moody’s Corp., Expiration: 5/15/2026; Exercise Price: $490.00	369,480	8	1,420
Moody’s Corp., Expiration: 5/15/2026; Exercise Price: $480.00	33,068,460	716	259,550
Occidental Petroleum Corp., Expiration: 5/1/2026; Exercise Price: $59.00	43,229,888	7,136	1,230,960
Occidental Petroleum Corp., Expiration: 5/8/2026; Exercise Price: $61.00	460,408	76	13,414
Sirius XM Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $28.00	630,396	234	819
Sirius XM Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $28.50	31,673,358	11,757	252,776
UnitedHealth Group, Inc., Expiration: 5/1/2026; Exercise Price: $375.00	17,708,944	478	32,743
UnitedHealth Group, Inc., Expiration: 5/8/2026; Exercise Price: $385.00	185,240	5	630
UnitedHealth Group, Inc., Expiration: 5/8/2026; Exercise Price: $370.00	518,672	14	8,750
VeriSign, Inc., Expiration: 5/15/2026; Exercise Price: $300.00	25,979,422	967	74,943
VeriSign, Inc., Expiration: 5/15/2026; Exercise Price: $290.00	725,382	27	3,240
Visa, Inc., Expiration: 5/1/2026; Exercise Price: $332.50	25,760,504	781	84,348
Visa, Inc., Expiration: 5/1/2026; Exercise Price: $322.50	1,022,504	31	25,730
			7,708,117

TOTAL PURCHASED OPTIONS (Cost $5,651,852)			7,708,117

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(e)	8,296,368	$8,296,368

TOTAL SHORT-TERM INVESTMENTS (Cost $8,296,368)		8,296,368

TOTAL INVESTMENTS - 101.7% (Cost $694,441,413)		$760,992,881
Liabilities in Excess of Other Assets - (1.7)%		(12,481,645)
TOTAL NET ASSETS - 100.0%		$748,511,236

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

VistaShares Target 15 Berkshire Select Income ETF
Schedule of Written Options Contracts
April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (1.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.9)%
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $355.00	$(38,403,040)	(998)	$(2,969,050)
Alphabet, Inc., Expiration: 5/1/2026; Exercise Price: $350.00	(1,346,800)	(35)	(121,713)
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $267.50	(29,792,744)	(1,124)	(161,856)
Amazon.com, Inc., Expiration: 5/1/2026; Exercise Price: $252.50	(450,602)	(17)	(21,718)
American Express Co., Expiration: 5/1/2026; Exercise Price: $320.00	(678,405)	(21)	(9,135)
American Express Co., Expiration: 5/1/2026; Exercise Price: $317.50	(61,831,770)	(1,914)	(1,239,315)
Apple, Inc., Expiration: 5/1/2026; Exercise Price: $277.50	(74,621,250)	(2,750)	(770,000)
Bank of America Corp., Expiration: 5/1/2026; Exercise Price: $54.00	(33,530,112)	(6,272)	(59,584)
Bank of America Corp., Expiration: 5/1/2026; Exercise Price: $53.00	(1,315,116)	(246)	(15,990)
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $482.50	(710,400)	(15)	(255)
Berkshire Hathaway, Inc., Expiration: 5/1/2026; Exercise Price: $472.50	(66,588,160)	(1,406)	(448,514)
Capital One Financial Corp., Expiration: 5/1/2026; Exercise Price: $195.00	(153,040)	(8)	(260)
Capital One Financial Corp., Expiration: 5/8/2026; Exercise Price: $202.50	(13,295,350)	(695)	(33,012)
Chevron Corp., Expiration: 5/1/2026; Exercise Price: $195.00	(367,289)	(19)	(3,753)
Chevron Corp., Expiration: 5/1/2026; Exercise Price: $187.50	(34,351,187)	(1,777)	(1,208,360)
Chubb Ltd., Expiration: 5/15/2026; Exercise Price: $335.00	(31,555,500)	(965)	(253,312)
Coca-Cola Co., Expiration: 5/1/2026; Exercise Price: $78.00	(37,229,852)	(4,727)	(439,611)
Coca-Cola Co., Expiration: 5/8/2026; Exercise Price: $79.00	(401,676)	(51)	(3,952)
Constellation Brands, Inc., Expiration: 5/8/2026; Exercise Price: $160.00	(21,686,330)	(1,385)	(173,125)
DaVita, Inc., Expiration: 5/15/2026; Exercise Price: $155.00	(33,665,380)	(2,170)	(1,616,650)
Kraft Heinz Co., Expiration: 5/1/2026; Exercise Price: $22.50	(30,842,526)	(13,611)	(285,831)
Kroger Co., Expiration: 5/1/2026; Exercise Price: $69.00	(30,345,606)	(4,458)	(91,389)
Kroger Co., Expiration: 5/1/2026; Exercise Price: $68.00	(319,929)	(47)	(2,820)
Mastercard, Inc., Expiration: 5/1/2026; Exercise Price: $517.50	(201,168)	(4)	(190)
Mastercard, Inc., Expiration: 5/1/2026; Exercise Price: $510.00	(19,815,048)	(394)	(51,220)
Moody’s Corp., Expiration: 5/15/2026; Exercise Price: $470.00	(369,480)	(8)	(5,600)
Moody’s Corp., Expiration: 5/15/2026; Exercise Price: $460.00	(33,068,460)	(716)	(826,980)
Occidental Petroleum Corp., Expiration: 5/1/2026; Exercise Price: $58.00	(43,229,888)	(7,136)	(1,844,656)
Occidental Petroleum Corp., Expiration: 5/8/2026; Exercise Price: $60.00	(460,408)	(76)	(16,910)
Sirius XM Holdings, Inc., Expiration: 5/1/2026; Exercise Price: $27.50	(630,396)	(234)	(1,638)
Sirius XM Holdings, Inc., Expiration: 5/8/2026; Exercise Price: $27.50	(31,673,358)	(11,757)	(340,953)
UnitedHealth Group, Inc., Expiration: 5/1/2026; Exercise Price: $365.00	(17,708,944)	(478)	(325,040)
UnitedHealth Group, Inc., Expiration: 5/8/2026; Exercise Price: $375.00	(185,240)	(5)	(1,888)
UnitedHealth Group, Inc., Expiration: 5/8/2026; Exercise Price: $360.00	(518,672)	(14)	(18,725)
VeriSign, Inc., Expiration: 5/15/2026; Exercise Price: $280.00	(25,979,422)	(967)	(232,080)
VeriSign, Inc., Expiration: 5/15/2026; Exercise Price: $270.00	(725,382)	(27)	(15,930)
Visa, Inc., Expiration: 5/1/2026; Exercise Price: $325.00	(25,760,504)	(781)	(456,885)
Visa, Inc., Expiration: 5/1/2026; Exercise Price: $317.50	(1,022,504)	(31)	(40,300)
			(14,108,200)

TOTAL WRITTEN OPTIONS (Premiums received $10,569,375)			(14,108,200)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.